UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment            			[   ]  Amendment Number:
   This Amendment (Check only one):  	[   ]  is a restatement
                                 					[   ]  adds new holdings

Institutional Investment Management Filing this Report:

Name:		  Chilton Capital Management, L.P.
Address:	910 Travis, Suite 2200
       		Houston, Texas  77002

13F File Number:  28 - 7004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Managing General Partner
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	   Houston, Texas 	 7/20/99
	Signature	           City, State	 	  Date

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings
		of this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported
		are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion
		of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		              1

Form 13F Information Table Entry Total		         67

Form 13F Information Table Value Total:	$   124,857
  								Thousands)


List of Other Included Managers:

01 - Mellon Bank


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1.)	Mellon Bank		28-409

                                                                   Other   Vote
  Name of Issuer   Class   CUSIP     Value   Shares   Discretion   Magers  Auth

Abbott Laboratories Com  002824100   1,908   42,040      Sole              Sole
Abbott Laboratories Com  002824100     136    3,000  Defined, 1, i    01   None
Altera Corp         Com  021441100     844   22,970      Sole              Sole
Applied Materials   Com  038222105   1,128   15,270      Sole              Sole
Alza Corp.          Com                185    3,650      Sole              Sole
American Express    Com  025816109     547    4,200  Defined, 1, i     01  None
American Home Prod  Com  026609107   2,693   46,935      Sole              Sole
American Home Prod  Com  026609107     161    2,800  Defined, 1, i     01  None
American Inter.     Com  026874107   3,302   28,169      Sole              Sole
BankAmerica         Com  068055102     256    3,500  Defined, 1, i     01  None
BankAmerica         Com  068055102  52,577  717,162  Shared/Other          Sole
Bank of New York    Com  064057102     220    6,000  Defined, 1, i     01  None
Boston Scientific   Com  101137107   2,207   50,239      Sole              Sole
Boston Scientific   Com  101137107     176    4,000  Defined, 1, i     01  None
Bristol Myers Squib Com  110122108   3,246   46,085      Sole              Sole
Berkshire Hathaway  Com  084670207   3,225    1,440      Sole              Sole
Berkshire Hathaway  Com  084670207     235      105  Defined, 1, i     01  None
CitiGroup           Com  172967101   1,872   34,915      Sole              Sole
CitiGroup           Com  172967101     214    4,500  Defined, 1, i     01  None
Coco-Cola Company   Com  191216100     614    9,900  Defined, 1, i     01  None
Cisco Systems       Com  17275R102   2,291   35,560      Sole              Sole
Cyberonics          Com  23251P102   1,204   96,320      Sole              Sole
Disney              Com  254687106   1,335   43,323      Sole              Sole
Eli Lilly           Com  532457108   2,530   35,320      Sole              Sole
Eli Lilly           Com  532457108     143    2,000  Defined, 1, i     01  None
Enron               Com  293561106     327    4,000      Sole              Sole
Ford Motor Company  Com  345370100     253    4,500  Defined, 1, i     01  None
General Electric    Com  369604103   4,298   18,559      Sole              Sole
General Electric    Com  369604103   2,204   19,500  Defined, 1, i     01  None
Guidant             Com  401698105     460    9,000      Sole              Sole
GTE                 Com  362320103     593    7,850      Sole              Sole
International Bus.  Com  459200101   2,661   20,590      Sole              Sole
Intel Corp.         Com  458140100   2,651   44,155      Sole              Sole
Intel Corp.         Com  458140100     211    4,000  Defined, 1, i     01  None
I-2Technologies     Com  465754109   1,666   38,750      Sole              Sole
J.C. Penny          Com  708160106     185    3,800  Defined, 1, i     01  None
Coca-Cola           Com  191216100     724   11,800      Sole              Sole
Loral Space         Com  G56462107   1,632   90,665      Sole              Sole
Mcgraw Hill Pub.    Com  580645109     324    6,000  Defined, 1, i     01  None
Medtronic           Com  585055106   2,523   34,398      Sole              Sole
Medtronic           Com  585055106     156    2,000  Defined, 1, i     01  None
Merck               Com  589331107   3,175   43,119      Sole              Sole
Microsoft           Com  594918104   2,197   23,564      Sole              Sole
Microsoft           Com  594918104     107    2,000  Defined, 1, i     01  None
Mobil Oil           Com  607059102     855    8,660      Sole              Sole
Mobil Oil           Com  607059102     198    2,000  Defined, 1, i     01  None
Monsanto            Com  611662107   1,957   49,440      Sole              Sole
Monsanto            Com  611662107     118    3,000  Defined, 1, i     01  None
Nortel              Com  656569100   2,751   31,685      Sole              Sole
Oracle Corp         Com  68389X105     919   24,760      Sole              Sole
Parkway Properties  Com  70159Q104     203    6,125  Defined, 1, i     01  None
Pfizer              Com  717081103     280    2,575      Sole              Sole
Procter & Gamble    Com  742718109     680    7,620      Sole              Sole
Southwest Airlines  Com  844741108     245    7,875  Defined, 1, i     01  None
Southwest Airlines  Com  844741108      61    1,956      Sole              Sole
Sysco Corp          Com  871829107     417   14,000      Sole              Sole
Teco Energy         Com  872375100   2,886  126,854      Sole              Sole
Texas Instruments   Com  882508104   2,463   17,105      Sole              Sole
Unilever            Com  904784501     149    2,142  Defined, 1 i      01  None
Union Pacific       Com  907818108     287    4,920      Sole              Sole
Vornado             Com  929042109     318    9,000  Defined, 1, i     01  None
MCI Worldcom        Com  55268B106     862   10,020      Sole              Sole
Warner Lambert      Com  934488107     166    2,400      Sole              Sole
Warner Lambert      Com  934488107     415    6,000  Defined, 1, i     01  None
Wal Mart Stores     Com  931142103     386    8,000      Sole              Sole
Wells Fargo         Com                171    4,000  Defined, 1, i     01  None
Exxon               Com  302290101     671    8,700      Sole              Sole

